Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40509
Entity Registrant Name	BROOKFIELD WEALTH SOLUTIONS LTD.
Entity Address, Address Line One	Ideation House
Entity Address, Address Line Two	First Floor
Entity Address, Address Line Three	94 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
Document Period End Date	Jun. 30, 2025
Entity Central Index Key	0001837429
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31